Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Income (loss) before income taxes
Domestic	$ 836.8	$ 959.3	$ 500.7
Foreign	41.6	18.6	22.3
Income Before Income Taxes	$ 878.4	$ 977.9	$ 523.0